Financial Instruments at Fair Value Through Profit or Loss - Additional Information (Detail) - Taiwania Capital Buffalo Fund Co Ltd [Member] $ in Millions	1 Months Ended
Oct. 31, 2019 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Amount invested in investment entity	$ 300
Ownership percentage in investment entity	12.90%